Employee Future Benefits - Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions (Detail) $ in Millions	Dec. 31, 2022 CAD ($)
Actuarial assumption of discount rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	$ (279)
Impact of decrease in actuarial assumption	322
Actuarial assumption of discount rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	(39)
Impact of decrease in actuarial assumption	45
Actuarial assumption of medical cost trend rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	10
Impact of decrease in actuarial assumption	(9)
Actuarial assumption of decrease in inflation rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	93
Actuarial assumption of decrease in inflation rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	$ 8